Stock-Based Compensation, TDS excluding U.S. Cellular, Stock option rollforward schedules (Details) (TDS Parent Company, 2011 and 2004 Long-Term Incentive Plans, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tandem Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period			651,000
Exercisable options, begin of period			651,000
Exercised options			(2,000)
Expired options			(78,000)
Reclassification of Tandem Options due to Share Consolidation			(571,000)
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price			$ 69.60
Options exercisable, begin of period - weighted average exercise price			$ 69.60
Options exercised, weighted average exercise price			$ 53.77
Options expired, weighted average exercise price			$ 99.23
Options, reclassification of Tandem Options, weighted average exercise price			$ 65.64
Aggregate intrinsic value, options exercised			$ 30,000
Aggregate intrinsic value, impact of Share Consolidation			158,000
Common Shares | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	8,513,000	7,216,000
Exercisable options, begin of period	5,782,000	4,865,000
Granted options	1,259,000	1,702,000
Exercised options	(683,000)	(1,000)
Forfeited options	(81,000)	(106,000)
Expired options	(228,000)	(298,000)
Reclassification of Tandem Options due to Share Consolidation			1,192,000
Reclassification of Special Common Options due to Share Consolidation			6,024,000
Outstanding, end of period	8,780,000	8,513,000	7,216,000
Exercisable options, end of period	6,160,000	5,782,000	4,865,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 31.53	$ 33.89
Options exercisable, begin of period - weighted average exercise price	$ 35.12	$ 36.67
Options granted, weighted average exercise price	$ 22.60	$ 20.79
Options exercised, weighted average exercise price	$ 25.33	$ 20.65
Options forfeited, weighted average exercise price	$ 23.75	$ 23.81
Options expired, weighted average exercise price	$ 34.10	$ 30.12
Options, reclassification of Tandem Options, weighted average exercise price			$ 31.45
Options, reclassification of Special Common Options, weighted average exercise price			$ 34.38
Options outstanding, end of period - weighted average exercise price	$ 30.74	$ 31.53	$ 33.89
Options exercisable, end of period - weighted average exercise price	$ 34.13	$ 35.12	$ 36.67
Options granted, weighted average grant date fair value	$ 7.01	$ 6.28
Aggregate intrinsic value, options exercised	2,450,000	4,000
Aggregate intrinsic value, options outstanding	11,483,000
Aggregate intrinsic value, options exercisable	2,256,000
Weighted average remaining contractual life, outstanding	6 years 0 months
Weighted average remaining contractual life, exercisable	4 years 11 months
Special Common Shares | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period			5,108,000
Exercisable options, begin of period			2,506,000
Granted options			1,034,000
Exercised options			(5,000)
Forfeited options			(34,000)
Expired options			(79,000)
Reclassification of Special Common Options due to Share Consolidation			(6,024,000)
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price			$ 35.41
Options exercisable, begin of period - weighted average exercise price			$ 43.14
Options granted, weighted average exercise price			$ 29.94
Options exercised, weighted average exercise price			$ 26.95
Options forfeited, weighted average exercise price			$ 28.12
Options expired, weighted average exercise price			$ 35.00
Options, reclassification of Special Common Options, weighted average exercise price			$ 34.38
Options granted, weighted average grant date fair value			$ 9.59
Aggregate intrinsic value, options exercised			$ 19,000